Annual Total Returns	0 Months Ended
Jan. 28, 2012
(Retail) | (Delaware Smid Cap Growth Fund) | Class A
Bar Chart Table:
Annual Return 2002	(24.89%)
Annual Return 2003	39.14%
Annual Return 2004	12.17%
Annual Return 2005	9.98%
Annual Return 2006	4.97%
Annual Return 2007	12.28%
Annual Return 2008	(41.61%)
Annual Return 2009	44.49%
Annual Return 2010	35.03%
Annual Return 2011	7.96%
(Institutional) | (Delaware Smid Cap Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(24.68%)
Annual Return 2003	39.54%
Annual Return 2004	12.49%
Annual Return 2005	10.33%
Annual Return 2006	5.25%
Annual Return 2007	12.68%
Annual Return 2008	(41.44%)
Annual Return 2009	44.89%
Annual Return 2010	35.43%
Annual Return 2011	8.28%
(Retail) | (Delaware Global Real Estate Securities Fund) | Class A
Bar Chart Table:
Annual Return 2008	(45.55%)
Annual Return 2009	29.78%
Annual Return 2010	17.59%
Annual Return 2011	(4.62%)
(Institional) | (Delaware Global Real Estate Securities Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(45.55%)
Annual Return 2009	29.78%
Annual Return 2010	17.73%
Annual Return 2011	(4.37%)
(Retail) | (Delaware Healthcare Fund) | Class A
Bar Chart Table:
Annual Return 2008	(12.81%)
Annual Return 2009	61.31%
Annual Return 2010	15.84%
Annual Return 2011	2.78%
(Institutional) | (Delaware Healthcare Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(12.81%)
Annual Return 2009	61.13%
Annual Return 2010	16.10%
Annual Return 2011	3.06%